Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenues [Abstract]
Energy and infrastructure	$ (97,209)	$ (78,942)
Sales tax recovery - energy and infrastructure	17,017
Depreciation and amortization	(149,727)	(84,785)
Sales tax recovery - depreciation and amortization	8,760
Electrical components and salaries	(4,081)	(4,141)
Cost of revenues	$ (225,240)	$ (167,868)